Trust for U.S. Treasury Obligations

PROSPECTUS

The shares of Trust for U.S. Treasury Obligations (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated November 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated November 30, 1998


TABLE OF CONTENTS

Summary of Trust Expenses   1

Financial Highlights   2

General Information   3

Year 2000 Statement (Unaudited)   3

Investment Information   3

Investment Objective   3

Investment Limitations   4

Trust Information   4

Management of the Trust   4

Distribution of Shares    5

Administration of the Trust   5

Net Asset Value   5

How to Purchase Shares   5

Purchasing Shares by Wire   5

Purchasing Shares by Check   6

Automatic Investments   6

Subaccounting Services   6

How to Redeem Shares   6

Redeeming Shares by Telephone   6

Redeeming Shares by Mail   6

Account and Share Information   7

Dividends   7

Capital Gains   7

Account Activity   7

Accounts with Low Balances   7

Voting Rights   7

Tax Information   7

Federal Income Tax   7

State and Local Taxes   7

Performance Information   7

Financial Statements  9

Report of Independent Public Accountants   15

SUMMARY OF TRUST EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent
Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, as applicable)                                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                     None
Exchange Fee                                                                           None
ANNUAL TRUST OPERATING EXPENSES
(As a percentage of average net assets)
Management Fee (after waiver)(1)                                                       0.30%
12b-1 Fee                                                                              None
Total Other Expenses                                                                   0.15%
Shareholder Services Fee (after waiver)(2)                                     0.05%
Total Operating Expenses(3)                                                            0.45%


 (1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.
 (2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%. See "Trust Information."

 (3) The total operating expenses would have been 0.75% absent the waiver of a portion of the management fee and the voluntary waiver of a portion of the shareholder services fee. The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wiretransferred redemptions
of less than $5,000 may be subject to additional fees.
EXAMPLE You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.
1 Year $ 5 3 Years $14 5 Years $25 10 Years $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
TRUST FOR U.S. TREASURY OBLIGATIONS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Public Accountants on page 15.

                                                                    YEAR ENDED SEPTEMBER 30,
                     1998       1997      1996       1995       1994       1993       1992       1991       1990       1989
NET ASSET
VALUE,
BEGINNING
OF PERIOD           $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM
INVESTMENT
OPERATIONS
Net investment
income                0.05       0.05      0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09
LESS
DISTRIBUTIONS
Distributions
from net
investment
income               (0.05)     (0.05)    (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)
NET ASSET
VALUE, END
OF PERIOD           $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)       5.28%      5.16%     5.18%      5.45%      3.31%      2.84%      4.00%      6.49%      8.18%      8.89%
RATIOS TO
AVERAGE
NET ASSETS
Expenses              0.45%      0.45%     0.45%      0.45%      0.45%      0.45%      0.45%      0.46%      0.45%      0.45%
Net investment
income                5.17%      5.04%     5.06%      5.28%      3.21%      2.80%      3.95%      6.33%      7.89%      8.56%
SUPPLEMENTAL
DATA
Net assets,
end of period
000 omitted     $2,358,709 $1,797,163 $2,660,939 $3,031,247 $4,651,657 $4,689,657 $5,271,259 $5,744,351 $5,997,327 $5,747,794


 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 24, 1979. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and smaller institutional investors, such as corporations, unions, hospitals, and insurance companies and municipalities as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. Treasury securities. A minimum initial investment of $25,000 over a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


YEAR 2000 STATEMENT (UNAUDITED)
Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Trust's operations.


INVESTMENT INFORMATION
INVESTMENT OBJECTIVE

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

The Trust pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations. The average maturity of the securities in the Trust's portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Unless indicated otherwise, the investment policies may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS

The Trust invests only in U.S. Treasury obligations. These investments include repurchase agreements collateralized fully by U.S. government securities. "U.S. Treasury obligations" refer to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as: (i) U.S. Treasury bills, notes and bonds, and (ii) instruments of the Export/Import Bank of the U.S., the General Services Administration, the Small Business Administration, and the Washington Metropolitan Area Transit Authority, maturing in one year or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within one year from the date of acquisition. The Trust may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.


REPURCHASE AGREEMENTS
Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS
The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION
MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER
Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Trust aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


ADVISER'S BACKGROUND

Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Research and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.


SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.


ADMINISTRATION OF THE TRUST
ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. specified below:

MAXIMUM              AVERAGE AGGREGATE
 FEE                  DAILY NET ASSETS
  .150%            on the first $250 million
  .125%            on the next $250 million
  .100%            on the next $250 million
  .075%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE
Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; for Credit to: Trust for U.S. Treasury Obligations; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Trust for U.S. Treasury Obligations. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


AUTOMATIC INVESTMENTS
Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

SUBACCOUNTING SERVICES
Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

HOW TO REDEEM SHARES
Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE
Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266- 8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
DIVIDENDS
Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS
The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

ACCOUNT ACTIVITY
Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS
Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of November 5, 1998, First Union National Bank, Charlotte, North Carolina, owned 37.14% of the voting securities of the Trust, and therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
FEDERAL INCOME TAX
The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
From time to time, the Trust advertises its yield, effective yield and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

PORTFOLIO OF INVESTMENTS
TRUST FOR U.S. TREASURY OBLIGATIONS
SEPTEMBER 30, 1998

PRINCIPAL
 AMOUNT                                                                                   VALUE
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--8.4%
$197,000,000 U.S. Treasury Notes, 5.000% - 8.875%, 11/30/1998-7/31/1999           $   197,617,691
             TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                             197,617,691
(A)REPURCHASE AGREEMENTS--91.9%
 110,000,000 ABN AMRO Chicago Corp., 5.550%, dated 9/30/1998, due 10/1/1998           110,000,000
  70,000,000 Barclays de Zoete Wedd Securities, Inc., 5.250%, dated 9/30/1998,
             due 10/1/1998                                                             70,000,000
 290,000,000 Bear, Stearns and Co., 5.580%, dated 9/30/1998, due 10/1/1998            290,000,000
 110,000,000 CIBC Wood Gundy Securities Corp., 5.550%, dated 9/30/1998, due 10/
             1/1998                                                                   110,000,000
  96,090,000 Credit Suisse First Boston, Inc., 5.500%, dated 9/30/1998, due 10/
             1/1998                                                                    96,090,000
  42,600,000 Deutsche Bank Government Securities, Inc., 5.550%, dated 9/30/1998,
             due 10/1/1998                                                             42,600,000
 110,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.500%, dated 9/
             30/1998, due 10/1/1998                                                   110,000,000
  81,000,000 Goldman Sachs Group, LP, 5.480%, dated 6/30/1998, due 10/1/1998           81,000,000
  13,000,000 Goldman Sachs Group, LP, 5.480%, dated 7/1/1998, due 10/2/1998            13,000,000
 110,000,000 Greenwich Capital Markets, Inc., 5.550%, dated 9/30/1998, due 10/1/
             1998                                                                     110,000,000
 110,000,000 J.P. Morgan & Co., Inc., 5.500%, dated 9/30/1998, due 10/1/1998          110,000,000
  67,000,000 (b)Merrill Lynch, Pierce, Fenner and Smith, 5.470%, dated 8/12/
             1998, due 11/10/1998                                                      67,000,000
  45,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated 9/30/1998,
             due 10/1/1998                                                             45,000,000
 110,000,000 Societe Generale, New York, 5.580%, dated 9/30/1998, due 10/1/1998       110,000,000
 110,000,000 Toronto Dominion Securities (USA) Inc., 5.600%, dated 9/30/1998,
             due 10/1/1998                                                            110,000,000
 150,000,000 Warburg Dillon Reed LLC, 5.250%, dated 9/30/1998, due 10/1/1998          150,000,000
 208,000,000 Warburg Dillon Reed LLC, 5.570%, dated 9/30/1998, due 10/1/1998          208,000,000
 335,000,000 Westdeutsche Landesbank Girozentrale, 5.580%, dated 9/30/1998, due
             10/1/1998                                                                335,000,000
             TOTAL REPURCHASE AGREEMENTS                                            2,167,690,000
             TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                              $2,365,307,691


 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
 (b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
 (c) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets ($2,358,708,706) at September 30, 1998.
The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
TRUST FOR U.S. TREASURY OBLIGATIONS
SEPTEMBER 30, 1998

ASSETS:
Investments in repurchase agreements                                $2,167,690,000
Investments in securities                                              197,617,691
Total investments in securities, at amortized cost and value                       $2,365,307,691
Cash                                                                                      618,093
Income receivable                                                                       4,139,900
Receivable for shares sold                                                                108,316
Total assets                                                                        2,370,174,000
LIABILITIES:
Payable for shares redeemed                                              2,404,089
Income distribution payable                                              8,220,957
Accrued expenses                                                           840,248
Total liabilities                                                                      11,465,294
NET ASSETS for 2,358,708,706 shares outstanding                                    $2,358,708,706
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$2,358,708,706 / 2,358,708,706 shares outstanding                                           $1.00

(See Notes which are an integral part of the Financial Statements)


STATEMENT OF OPERATIONS
TRUST FOR U.S. TREASURY OBLIGATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME:
Interest                                                                           $106,802,926
EXPENSES:
Investment advisory fee                                               $ 7,602,021
Administrative personnel and services fee                               1,433,292
Custodian fees                                                            111,489
Transfer and dividend disbursing agent fees and expenses                   88,803
Directors'/Trustees' fees                                                  23,578
Auditing fees                                                              13,192
Legal fees                                                                 16,036
Portfolio accounting fees                                                 155,565
Shareholder services fee                                                4,751,263
Share registration costs                                                   21,900
Printing and postage                                                        9,518
Insurance premiums                                                         16,069
Taxes                                                                         535
Miscellaneous                                                              19,854
Total expenses                                                         14,263,115
Reimbursements--
Reimbursement of investment advisory fee                 $(1,886,024)
Reimbursement of shareholder services fee                 (3,801,010)
Total reimbursements                                                   (5,687,034)
Net expenses                                                                          8,576,081
Net investment income                                                              $ 98,226,845

(See Notes which are an integral part of the Financial Statements)


STATEMENT OF CHANGES IN NET ASSETS
TRUST FOR U.S. TREASURY OBLIGATIONS

                                                                       YEAR ENDED SEPTEMBER 30,
                                                                        1998              1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                           $    98,226,845  $    122,829,265
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                            (98,226,845)     (122,829,265)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                      8,814,750,379    10,154,245,628
Net asset value of shares issued to shareholders in payment of
distributions declared                                               11,702,911        13,230,871
Cost of shares redeemed                                          (8,264,907,672)  (11,031,251,972)
Change in net assets resulting from share transactions              561,545,618      (863,775,473)
Change in net assets                                                561,545,618      (863,775,473)
NET ASSETS:
Beginning of period                                               1,797,163,088     2,660,938,561
End of period                                                   $ 2,358,708,706  $  1,797,163,088

(See Notes which are an integral part of the Financial Statements)


NOTES TO FINANCIAL STATEMENTS
TRUST FOR U.S. TREASURY OBLIGATIONS

SEPTEMBER 30, 1998

ORGANIZATION
Trust for U.S. Treasury Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS
The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS
It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES
It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1998, capital paid-in aggregated $2,358,708,706. Transactions in shares were as follows:
                                                                       YEAR ENDED SEPTEMBER 30,
                                                                         1998           1997
Shares sold                                                         8,814,750,379   10,154,245,628
Shares issued to shareholders in payment of distributions declared     11,702,911       13,230,871
Shares redeemed                                                    (8,264,907,672) (11,031,251,972)
Net change resulting from share transactions                          561,545,618     (863,775,473)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY FEE Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The adviser will waive to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses, exceed 0.45% of its average daily net assets of the Trust.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)
Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (a Massachusetts business trust), including the schedule of portfolio investments, as of September 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and with brokers. As to confirmation replies not received, we carried out alternate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations as of September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
November 20, 1998


Trust for U.S. Treasury Obligations


PROSPECTUS
NOVEMBER 30, 1998

An Open-End, Management
Investment Company

TRUST FOR U.S. TREASURY OBLIGATIONS
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 898334107
8110114A (11/98)

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